UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21479


                    Madison Harbor Balanced Strategies, Inc.
               (Exact name of registrant as specified in charter)
                                    --------


                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: 1-212-380-5500

                     Date of fiscal year end: March 31, 2006

                   Date of reporting period: December 31, 2005

Item 1.   Schedule of Investments

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                                              MADISON HARBOR BALANCED STRATEGIES, INC.
                                                       Schedule of Investments
                                                          December 31, 2005
                                                             (unaudited)

                                               PRINCIPAL AMOUNT/             UNFUNDED                         % OF NET
                DESCRIPTION                       COMMITMENT                COMMITMENT        VALUE            ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES, (81.76%)

     FHLM Corp Multiclass Mortgage
     Participating Certificates
     Guaranteed Series 2497, Class NG,
     Dated 9/1/02, 5%, Due 1/15/16                  $ 1,977,613          $       --        $ 1,990,422         12.00%

     FNMA Pass Thru Certificate
     REMIC Trust Series 2002-70,
     Class QE, Dated 10/1/02, 5.5%,
     Due 2/25/28                                      1,250,000                  --          1,262,844          7.62%

     FNMA Pass Thru Certificate
     REMIC Trust Series 2003-17,
     Class QR, Dated 2/1/03, 4.5%,
     Due 11/25/25                                     1,200,000                  --          1,197,712          7.22%

     FHLM Corp Multiclass Mortgage
     Participating Certificates
     Guaranteed Series 3044, Class QK,
     Dated 10/1/05, 5.5%, Due 7/15/18                 1,165,513                  --          1,174,974          7.09%

     FHLM Corp Multiclass Mortgage
     Participating Certificates
     Guaranteed Series 2911, Class BA,
     Dated 1/1/05, 5%, Due 9/15/18                    1,170,583                  --          1,174,970          7.09%

     FNMA Pass Thru Certificate REMIC
     Trust Series 2005-67, Class HA,
     Dated 7/1/05, 4.5%, Due 7/25/22                  1,172,808                  --          1,167,395          7.04%

     FHLM Corp Multiclass Mortgage
     Participating Certificates
     Guaranteed Series 2958, Class KA,
     Dated 4/1/05, 5%, Due 1/15/22                    1,000,000                  --          1,003,348          6.05%

     FNMA Pass Thru Certificate
     REMIC Trust Series 2003-16,
     Class PB, Dated 2/1/03, 4.5%,
     Due 11/25/12                                       948,590                  --            947,152          5.71%

     FNMA Pass Thru Certificate
     REMIC Trust Series 2005-25,
     Class PA, Dated 3/1/05, 5%,
     Due 8/25/19                                        861,152                  --            863,017          5.20%

     WFS Financial Owner Trust
     Series 2005-3, Class A1,
     Dated 7/25/05, 3.66%, Due 8/17/06                   50,670                  --             50,711          0.30%

     Merrill Auto Trust Securitization
     Asset Backed Notes Series 2005-1,
     Class A1, Dated 6/23/05, 3.472%,
     Due 6/26/06                                          6,938                  --              6,935          0.04%
                                                    -----------          ----------        -----------         ------
          Total fixed income securities
          (cost $10,858,716)                        $10,803,867          $       --        $10,839,480         65.36%
                                                    -----------          ----------        -----------         ------
PRIVATE EQUITY REAL ESTATE FUNDS
("UNDERLYING FUNDS"), (18.24%)(1)

     Legacy Partners Realty
     Fund I, LLC                                    $ 2,000,000          $1,038,096        $   919,889          5.55%

     Five Arrows Realty
     Securities IV, LP                                2,000,000           1,356,515            593,041          3.58%

     MMA/Transwestern Mezzanine
     Realty Partners II, LLC                          1,478,000           1,010,315            418,070          2.52%

     Keystone Property Fund II, LP                    1,500,000           1,275,000            218,566          1.32%

     Guardian Realty Fund II, LLC                     1,500,000           1,245,985            202,588          1.22%

     Legg Mason Real Estate
     Capital II, Inc.                                 1,500,000           1,425,000             66,677          0.40%

     RREEF America REIT III, Inc.                     1,500,000           1,500,000                 --          0.00%
                                                    -----------          ----------        -----------         ------
          Total private equity real
          estate funds, (cost $2,584,788)           $11,478,000          $8,850,911        $ 2,418,831         14.59%
                                                    -----------          ----------        -----------         ------
          Total investments at fair value
          (cost $13,443,504)                                                               $13,258,311         79.95%
                                                                                           ===========         ======

*Percentages are based on net assets of $16,582,985.

(1) Investments are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

At December 31, 2005, the aggregate cost of investments for tax purposes was approximately $13,443,504. Net unrealized depreciation on investments for tax purposes was $(185,193) consisting of $47,296 of gross unrealized appreciation and $(232,489) of gross unrealized depreciation.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Madison Harbor Balanced Strategies, Inc.


By                                     /s/ Edward M. Casal
                                       --------------------------
                                       Edward M. Casal
                                       Chief Executive Officer
Date: February, 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


 By                                    /s/ Edward M. Casal
                                       --------------------------
                                       Edward M. Casal
                                       Chief Executive Officer


Date: February, 17, 2006

 By                                    /s/Christopher J. Brown
                                       --------------------------
                                       Christopher J. Brown
                                       Chief Financial Officer
Date: February, 17, 2006